Note 21 - Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 21 - Related Party Transactions (Details) [Line Items]
Operating Leases, Rent Expense	$ 52,561	$ 53,873	$ 50,513
Revenue from Related Parties	372	154	552
Due from Related Parties	728	2,265
Due to Related Parties	43	159
Minority Shareholders of Subsidiaries [Member]
Note 21 - Related Party Transactions (Details) [Line Items]
Operating Leases, Rent Expense	$ 478	$ 1,080	$ 950
Lessee Leasing Arrangements, Operating Leases, Term of Contract	10 years
FirstService [Member]
Note 21 - Related Party Transactions (Details) [Line Items]
Due from Related Parties	$ 307
Rental Income, Nonoperating	$ 265
Minimum [Member] | Minority Shareholders of Subsidiaries [Member]
Note 21 - Related Party Transactions (Details) [Line Items]
Property Management Contract Term	1 year
Debt Instrument, Term	1 year
Maximum [Member] | Minority Shareholders of Subsidiaries [Member]
Note 21 - Related Party Transactions (Details) [Line Items]
Property Management Contract Term	3 years
Debt Instrument, Term	10 years